UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

High Yield ETF

(HYLD)

Semi-Annual Report

December 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2019 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is diversified. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF SCHEDULE OF INVESTMENTS	December 31, 2019 (Unaudited)
Principal Amount		Value
CORPORATE BONDS — 56.4%
	AEROSPACE/DEFENSE — 0.2%
$297,000	Arconic, Inc. 6.150%, 8/15/2020	$303,763
	AGRICULTURE — 2.2%
1,293,000	Pyxus International, Inc. 8.500%, 4/15/2021«,¤	1,251,495
1,572,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	1,550,369
		2,801,864
	AUTO MANUFACTURERS — 1.0%
735,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	777,518
229,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	233,771
229,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	229,668
		1,240,957
	AUTO PARTS & EQUIPMENT — 1.5%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	358,010
268,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	279,614
479,000	Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026«,¤	452,822
185,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	191,817
176,000	Meritor, Inc. 6.250%, 2/15/2024«	180,860
385,000	Truck Hero, Inc. 8.500%, 4/21/2024«,¤	397,672
		1,860,795
	BUILDING MATERIALS — 0.8%
226,000	Griffon Corp. 5.250%, 3/1/2022«	227,411
229,000	JELD-WEN, Inc. 4.875%, 12/15/2027«,¤	234,804
507,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	541,399
		1,003,614
	CHEMICALS — 2.7%
360,000	Chemours Co. 6.625%, 5/15/2023«	362,129
2,231,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	2,335,110
325,000	Olin Corp. 5.625%, 8/1/2029«	343,866
Principal Amount		Value
CORPORATE BONDS (Continued)
	CHEMICALS (Continued)
$385,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	$356,125
		3,397,230
	COAL — 0.5%
176,000	Peabody Energy Corp. 6.000%, 3/31/2022«,¤	172,040
444,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	450,938
		622,978
	COMMERCIAL SERVICES — 4.8%
1,333,000	ACE Cash Express, Inc. 12.000%, 12/15/2022«,¤	1,139,715
865,000	Flexi-Van Leasing, Inc. 10.000%, 2/15/2023«,¤	823,912
	Hertz Corp.
226,000	6.250%, 10/15/2022«	229,106
226,000	5.500%, 10/15/2024«,¤	232,121
1,722,000	LSC Communications, Inc. 8.750%, 10/15/2023«,¤	934,900
295,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 10/1/2020«	295,738
2,493,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	2,350,430
		6,005,922
	COMPUTERS — 2.6%
1,721,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023«,¤	692,702
	Harland Clarke Holdings Corp.
820,000	6.875%, 3/1/2020«,¤	820,307
1,580,600	8.375%, 8/15/2022«,¤	1,292,634
229,000	NCR Corp. 5.750%, 9/1/2027«,¤	244,417
226,000	Unisys Corp. 10.750%, 4/15/2022«,¤	243,586
		3,293,646
	DISTRIBUTION/WHOLESALE — 0.2%
226,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	232,309
	DIVERSIFIED FINANCIAL SERVICES — 4.6%
1,284,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	1,133,091
935,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 7.250%, 8/15/2024«,¤	965,776

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2019 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
$642,000	Navient Corp. 5.875%, 3/25/2021	$664,630
1,293,000	TMX Finance LLC / TitleMax Finance Corp. 11.125%, 4/1/2023«,¤	1,173,934
1,721,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 8.500%, 8/15/2021«,¤	1,768,190
		5,705,621
	ELECTRIC — 0.2%
288,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	246,627
	ELECTRONICS — 0.5%
385,000	ADT Security Corp. 4.875%, 7/15/2032¤	354,210
273,000	TTM Technologies, Inc. 5.625%, 10/1/2025«,¤	283,009
		637,219
	ENGINEERING & CONSTRUCTION — 0.4%
226,000	MasTec, Inc. 4.875%, 3/15/2023«	229,484
226,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	218,655
		448,139
	ENTERTAINMENT — 0.2%
226,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	240,784
	FOOD — 1.1%
226,000	C&S Group Enterprises LLC 5.375%, 7/15/2022«,¤	228,825
174,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	177,696
865,000	Simmons Foods, Inc. 7.750%, 1/15/2024«,¤	934,559
		1,341,080
	FOREST PRODUCTS & PAPER — 0.4%
226,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	228,636
229,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	247,400
		476,036
	GAS — 0.2%
226,000	Southern Star Central Corp. 5.125%, 7/15/2022«,¤	228,896
Principal Amount		Value
CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES — 0.5%
$229,000	Magellan Health, Inc. 4.900%, 9/22/2024«	$235,392
382,000	Tenet Healthcare Corp. 6.875%, 11/15/2031	390,728
		626,120
	HOME BUILDERS — 0.5%
226,000	Century Communities, Inc. 6.750%, 6/1/2027«,¤	242,842
226,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	237,379
158,000	Williams Scotsman International, Inc. 7.875%, 12/15/2022«,¤	165,159
		645,380
	INSURANCE — 0.4%
382,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	373,538
72,000	MBIA, Inc. 6.400%, 8/15/2022«	72,180
		445,718
	INTERNET — 0.9%
325,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	330,679
297,000	NortonLifeLock, Inc. 4.200%, 9/15/2020	300,565
479,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	446,368
		1,077,612
	IRON/STEEL — 0.8%
226,000	AK Steel Corp. 7.500%, 7/15/2023«	235,699
385,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	323,760
479,000	United States Steel Corp. 6.250%, 3/15/2026«	410,479
		969,938
	LEISURE TIME — 0.2%
273,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	262,114
	LODGING — 0.8%
865,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	943,390

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2019 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.4%
$227,000	Manitowoc Co., Inc. 9.000%, 4/1/2026«,¤	$238,321
315,000	Terex Corp. 5.625%, 2/1/2025«,¤	325,631
		563,952
	MACHINERY-DIVERSIFIED — 0.3%
310,000	Cloud Crane LLC 10.125%, 8/1/2024«,¤	326,146
	MEDIA — 5.1%
96,000	Block Communications, Inc. 6.875%, 2/15/2025«,¤	99,839
273,000	DISH DBS Corp. 5.875%, 11/15/2024	279,541
226,000	GCI LLC 6.875%, 4/15/2025«	236,829
2,605,000	Lee Enterprises, Inc. 9.500%, 3/15/2022«,¤	2,429,975
742,000	McClatchy Co. 9.000%, 7/15/2026«	673,271
229,000	Meredith Corp. 6.875%, 2/1/2026«	238,743
227,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	225,014
2,219,000	Urban One, Inc. 7.375%, 4/15/2022«,¤	2,191,955
		6,375,167
	MINING — 1.1%
229,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	240,873
1,070,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	1,123,872
		1,364,745
	MISCELLANEOUS MANUFACTURING — 3.9%
865,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	832,554
1,446,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,489,069
3,065,000	Techniplas LLC 10.000%, 5/1/2020«,¤	2,620,575
		4,942,198
	OIL & GAS — 3.5%
176,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	178,859
1,736,000	Montage Resources Corp. 8.875%, 7/15/2023«	1,605,782
Principal Amount		Value
CORPORATE BONDS (Continued)
	OIL & GAS (Continued)
$1,176,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	$1,220,588
2,076,000	Sanchez Energy Corp. 7.250%, 2/15/2023«,†,¤	1,356,147
		4,361,376
	OIL & GAS SERVICES — 2.0%
2,152,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	1,549,440
548,000	FTS International, Inc. 6.250%, 5/1/2022«	357,741
1,292,000	Hi-Crush, Inc. 9.500%, 8/1/2026«,¤	604,459
		2,511,640
	PHARMACEUTICALS — 1.9%
1,716,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,821,105
288,000	Owens & Minor, Inc. 4.375%, 12/15/2024«	219,720
385,000	Par Pharmaceutical, Inc. 7.500%, 4/1/2027«,¤	384,047
		2,424,872
	PIPELINES — 1.1%
444,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022«,¤	435,910
793,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021«	723,930
226,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	226,563
		1,386,403
	REAL ESTATE — 0.7%
896,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	886,881
	REITS — 1.2%
479,000	CoreCivic, Inc. 4.750%, 10/15/2027«	415,544
288,000	GEO Group, Inc. 6.000%, 4/15/2026«	256,327
226,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	231,179

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2019 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	REITS (Continued)
$273,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	$262,763
385,000	Washington Prime Group LP 6.450%, 8/15/2024«	355,965
		1,521,778
	RETAIL — 2.9%
226,000	Asbury Automotive Group, Inc. 6.000%, 12/15/2024«	233,816
479,000	Bed Bath & Beyond, Inc. 5.165%, 8/1/2044«	348,473
444,000	FirstCash, Inc. 5.375%, 6/1/2024«,¤	460,834
226,000	GameStop Corp. 6.750%, 3/15/2021«,¤	222,610
865,000	Guitar Center, Inc. 9.500%, 10/15/2021«,¤	853,574
479,000	L Brands, Inc. 6.875%, 11/1/2035	429,555
385,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	368,387
949,000	Party City Holdings, Inc. 6.625%, 8/1/2026«,¤	671,249
		3,588,498
	SOFTWARE — 0.9%
821,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	841,866
226,000	PTC, Inc. 6.000%, 5/15/2024«	236,358
		1,078,224
	TELECOMMUNICATIONS — 2.8%
385,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	405,925
2,574,000	Consolidated Communications, Inc. 6.500%, 10/1/2022«	2,335,905
360,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	352,796
214,000	Qwest Corp. 6.750%, 12/1/2021	230,500
214,000	Sprint Communications, Inc. 11.500%, 11/15/2021	244,885
		3,570,011
	TRANSPORTATION — 0.2%
310,000	Watco Cos. LLC / Watco Finance Corp. 6.375%, 4/1/2023«,¤	315,554
Principal Amount		Value
CORPORATE BONDS (Continued)
	TRUCKING & LEASING — 0.2%
$273,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	$285,088
	CORPORATE BONDS
	(Cost $75,651,315)	70,560,285

TERM LOANS — 19.8%
	ADVERTISING — 2.0%
1,700,204	ABG Intermediate Holdings 2 LLC 9.640% (3-Month US LIBOR+775 basis points), 9/29/2025«,@	1,703,043
	Advantage Sales & Marketing, Inc.
497,375	5.128% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	483,014
338,721	5.141% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	328,629
		2,514,686
	AUTO PARTS & EQUIPMENT — 0.8%
994,987	Dealer Tire LLC 7.428% (3-Month US LIBOR+550 basis points), 12/12/2025«,@	998,102
	COMMERCIAL SERVICES — 0.8%
1,000,000	AQ Carver Buyer, Inc. 6.805% (1-Month US Libor+500 basis points), 9/23/2025«,@	985,000
	COMPUTERS — 0.8%
1,000,000	McAfee LLC 10.445% (3-Month US LIBOR+850 basis points), 9/29/2025«,@	1,009,000
	DIVERSIFIED FINANCIAL SERVICES — 0.8%
1,000,000	Edelman Financial Center LLC 8.628% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	1,001,250
	ENGINEERING & CONSTRUCTION — 0.7%
1,000,000	PowerTeam Services LLC 5.141% (3-Month US Libor+325 basis points), 3/6/2025«,@	901,000
	HEALTHCARE-SERVICES — 4.0%
997,442	Air Methods Corp. 5.436% (3-Month US Libor+350 basis points), 4/22/2024@	876,712
1,000,000	MED ParentCo LP 10.012% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	995,000
1,090,000	Radiology Partners, Inc. 9.128% (3-Month US Libor+725 basis points), 7/9/2026«,@	1,068,200

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2019 (Unaudited)
Principal Amount		Value
TERM LOANS (Continued)
	HEALTHCARE-SERVICES (Continued)
$1,069,939	Sound Inpatient Physicians Holdings LLC 8.695% (3-Month US Libor+675 basis points), 6/26/2026«,@	$1,080,638
1,000,000	Upstream Newco, Inc. 10.199% (1-Month US Libor+850 basis points), 10/22/2027«,@	1,005,000
		5,025,550
	INSURANCE — 0.8%
1,000,000	Asurion LLC 8.378% (3-Month US LIBOR+650 basis points), 8/4/2025«,@	1,014,625
	MINING — 0.8%
994,950	Aleris International, Inc. 6.710% (3-Month US LIBOR+475 basis points), 2/27/2023«,@	997,437
	OIL & GAS — 3.2%
994,987	CITGO Petroleum Corp. 6.945% (3-Month US LIBOR+500 basis points), 3/28/2024«,@	1,001,206
3,226,549	Osum Production Corp. 11.444% (3-Month US LIBOR+950 basis points), 7/31/2022«,@	3,000,691
		4,001,897
	PHARMACEUTICALS — 1.4%
992,366	Endo International PLC 6.178% (3-Month US LIBOR+425 basis points), 4/29/2024«,@	952,825
1,000,000	Mallinckrodt International Finance S.A. 4.910% (3-Month US Libor+300 basis points), 2/24/2025«,@	817,085
		1,769,910
	RETAIL — 2.9%
500,000	Academy Ltd. 5.900% (3-Month US Libor+400 basis points), 7/1/2022«,@	413,700
1,954,545	California Pizza Kitchen, Inc. 7.917% (3-Month US LIBOR+600 basis points), 8/23/2022«,@	1,705,585
1,500,000	PetSmart, Inc. 4.878% (3-Month US Libor+300 basis points), 3/11/2022«,@	1,486,950
		3,606,235
	SOFTWARE — 0.8%
1,000,000	Vertafore, Inc. 9.150% (3-Month US LIBOR+725 basis points), 7/2/2026«,@	992,710
	TOTAL TERM LOANS
	(Cost $25,120,122)	24,817,402
Principal Amount		Value
FOREIGN BONDS — 19.5%
	AGRICULTURE — 1.6%
$1,994,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	$2,014,562
	AIRLINES — 0.4%
226,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	241,029
226,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)¤	233,878
		474,907
	AUTO MANUFACTURERS — 0.5%
235,000	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022 (Jersey)«,¤	224,155
465,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	459,978
		684,133
	AUTO PARTS & EQUIPMENT — 0.2%
226,000	Delphi Technologies PLC 5.000%, 10/1/2025 (United Kingdom)¤	209,615
	CHEMICALS — 0.4%
176,000	Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, 12/1/2022 (Canada)«,¤	185,020
325,000	OCI N.V. 6.625%, 4/15/2023 (Netherlands)«,¤	339,950
		524,970
	COMMERCIAL SERVICES — 1.6%
960,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	1,032,334
879,787	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)«,¤	929,495
		1,961,829
	COSMETICS/PERSONAL CARE — 0.2%
226,000	Avon International Operations, Inc. 7.875%, 8/15/2022 (United Kingdom)«,¤	236,168
	ENVIRONMENTAL CONTROL — 0.2%
226,000	Tervita Corp. 7.625%, 12/1/2021 (Canada)«,¤	227,921
	FOOD — 3.6%
2,023,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	2,124,989
2,201,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,436,199
		4,561,188

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2019 (Unaudited)
Principal Amount		Value
FOREIGN BONDS (Continued)
	FOREST PRODUCTS & PAPER — 0.2%
$229,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	$233,586
	GAS — 0.3%
444,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	437,524
	HOME BUILDERS — 0.2%
226,000	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 7/1/2022 (Canada)«,¤	229,953
	IRON/STEEL — 0.3%
315,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	346,444
	MEDIA — 0.2%
235,000	Altice Financing S.A. 6.625%, 2/15/2023 (Luxembourg)«,¤	239,603
	MINING — 4.2%
1,355,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022 (United Kingdom)«,¤	843,910
325,000	FMG Resources August 2006 Pty Ltd. 4.500%, 9/15/2027 (Australia)«,¤	333,726
541,000	Hudbay Minerals, Inc. 7.250%, 1/15/2023 (Canada)«,¤	562,527
2,187,000	IAMGOLD Corp. 7.000%, 4/15/2025 (Canada)«,¤	2,284,923
1,245,000	New Gold, Inc. 6.250%, 11/15/2022 (Canada)«,¤	1,242,269
		5,267,355
	OIL & GAS — 1.2%
1,405,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	1,489,462
	OIL & GAS SERVICES — 1.8%
1,068,000	Calfrac Holdings LP 8.500%, 6/15/2026 (Canada)«,¤	440,577
1,875,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,861,522
		2,302,099
	TRANSPORTATION — 2.2%
2,650,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	2,770,077
	TRUCKING & LEASING — 0.2%
235,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (Ireland)«	239,847
	TOTAL FOREIGN BONDS
	(Cost $24,665,527)	24,451,243
Number of Shares		Value
COMMON STOCKS — 2.5%
	GAS — 0.3%
18,256	Western Midstream Partners LP	$359,461
	PIPELINES — 2.2%
15,228	DCP Midstream LP	372,934
37,188	Enable Midstream Partners LP	372,996
28,827	Energy Transfer LP	369,850
63,420	EnLink Midstream LLC	388,764
14,412	EQM Midstream Partners LP	431,063
14,794	MPLX LP	376,655
14,412	Noble Midstream Partners LP	382,783
		2,695,045
	TOTAL COMMON STOCKS
	(Cost $2,975,589)	3,054,506

SHORT-TERM INVESTMENTS — 1.3%
1,676,455	JPMorgan U.S. Government Money Market Fund — Class L, 1.45%#	1,676,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,676,455)	1,676,455
	TOTAL INVESTMENTS — 99.5%
	(Cost $130,089,008)	124,559,891
	Other Assets in Excess of Liabilities — 0.5%	622,969
	TOTAL NET ASSETS — 100.0%	$125,182,860

«   Callable.

¤   Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $73,715,077, which represents approximately 58.9% of net assets as of December 31, 2019.

†   Security is in default.

@   Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	December 31, 2019 (Unaudited)
Percent of Total Net Assets
Advertising	2.0%
Aerospace/Defense	0.2%
Agriculture	3.8%
Airlines	0.4%
Auto Manufacturers	1.5%
Auto Parts & Equipment	2.5%
Building Materials	0.8%
Chemicals	3.1%
Coal	0.5%
Commercial Services	7.2%
Computers	3.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	5.4%
Electric	0.2%
Electronics	0.5%
Engineering & Construction	1.1%
Entertainment	0.2%
Environmental Control	0.2%
Food	4.7%
Forest Products & Paper	0.6%
Gas	0.8%
Healthcare-Services	4.5%
Home Builders	0.7%
Insurance	1.2%
Internet	0.9%
Iron/Steel	1.1%
Leisure Time	0.2%
Lodging	0.8%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	5.3%
Mining	6.1%
Miscellaneous Manufacturing	3.9%
Oil & Gas	7.9%
Oil & Gas Services	3.8%
Pharmaceuticals	3.3%
Pipelines	3.3%
Real Estate	0.7%
REITS	1.2%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	December 31, 2019 (Unaudited)
Percent of Total Net Assets
Retail	5.8%
Software	1.7%
Telecommunications	2.8%
Transportation	2.4%
Trucking & Leasing	0.4%
Short-Term Investments	1.3%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	December 31, 2019 (Unaudited)
High Yield ETF
Assets:
Investments, at value (Cost $130,089,008)	$124,559,891
Cash	234,268
Reclaims receivable	10,761
Interest receivable	1,886,981
Total Assets	126,691,901

Liabilities:
Advisory fee payable	136,466
Investment securities purchased	1,372,575
Total Liabilities	1,509,041

Net Assets	$125,182,860

Net Assets Consist of:
Paid-in Capital	$317,590,626
Total distributable earnings (loss)	(192,407,766)
Net Assets	$125,182,860

Net Assets	$125,182,860
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,700,000
Net Asset Value, Offering and Redemption Price Per Share	$33.83

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended December 31, 2019 (Unaudited)
High Yield ETF
Investment Income:
Dividends	$112,023
Interest	5,331,967
Total Investment Income	5,443,990

Expenses:
Advisory fees	858,594
Total Expenses	858,594

Net Investment Income (Loss)	4,585,396

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(2,815,395)
Change in unrealized appreciation/(depreciation) on investments	(28,990)
Net Realized and Unrealized Gain (Loss) on Investments	(2,844,385)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,741,011

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	December 31, 2019
	High Yield ETF
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$4,585,396	$12,326,909
Net realized gain (loss) on investments and securities sold short	(2,815,395)	(6,140,534)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(28,990)	(4,556,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,741,011	1,630,036

Distributions to Shareholders:	(4,801,000)	(12,140,153)

Capital Transactions:
Proceeds from shares issued	—	10,943,561
Cost of shares redeemed(1)	(13,541,999)	(34,901,250)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,541,999)	(23,957,689)

Total Increase (Decrease) in Net Assets	(16,601,988)	(34,467,806)

Net Assets:
Beginning of year	141,784,848	176,252,654
End of period	$125,182,860	$141,784,848

Share Transactions:
Issued	—	300,000
Redeemed	(400,000)	(1,000,000)
Net Increase (Decrease) in Share Transactions	(400,000)	(700,000)

(1)  Net of variable redemption fees of $0 for the six months ended December 31, 2019 and $92,218 for the year ended June 30, 2019, respectively. Please see Note 5 for more information.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distribution to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Distributions of Net Realized Gains by other Investment Companies	Total from Investment Activities(3)	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)(4)	Total Return at Market Price(2)(5)	Expenses, net of expense waivers and reimbursements(6)	Expenses, prior to expense waivers and reimbursements(6)	Net Investment Income(6)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(8)
High Yield ETF
Six Months Ended December 31, 2019 (Unaudited)	$34.58	$1.14	$(0.68)	$—	$0.46	$(1.21)	$(1.21)	$33.83	1.40%	1.16%	1.25%(10)	1.25%(10)	6.68%	$125,183	54%
Year Ended June 30, 2019	$36.72	$2.66	$(2.16)	$—	$0.50	$(2.64)	$(2.64)	$34.58	1.47%	1.26%	1.25%(10)	1.25%(10)	7.51%	$141,785	74%
Year Ended June 30, 2018	$36.52	$2.66	$0.23	$—	$2.89	$(2.69)	$(2.69)	$36.72	8.19%	9.34%	1.28%(7)	1.28%(7)	7.23%	$176,253	133%
Year Ended June 30, 2017	$33.88	$2.71	$2.49	$0.00(9)	$5.20	$(2.56)	$(2.56)	$36.52	15.72%	14.33%	1.24%	1.24%	7.55%	$169,810	147%
Year Ended June 30, 2016	$40.65	$3.11	$(6.93)	$—	$(3.82)	$(2.95)	$(2.95)	$33.88	(9.34)%	(9.20)%	1.22%	1.28%	8.77%	$201,601	79%
Year Ended June 30, 2015	$53.27	$3.59	$(12.33)	$—	$(8.74)	$(3.88)	$(3.88)	$40.65	(16.82)%	(16.88)%	1.23%	1.23%	7.65%	$375,991	88%

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund
Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)  Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period.

(5)  Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc., regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

(6)  Annualized for periods less than one year.

(7)  The expense ratio includes expense for Dividend Payable on Securities Sold Short of 0.00% for the year ended June 30, 2018.

(8)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s Shares.

(9)  Amount represents less than $0.005 or 0.005%.

(10)Effective July 1, 2018, the Fund changed its expenses to a unitary fee and waivers and reimbursements have been discontinued.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The Financial Statements herein are for the High Yield ETF (the “Fund”) (formerly known as Peritus High Yield ETF). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Peritus High Yield ETF commenced operations on December 1, 2010 as a separate series of the AdvisorShares Trust which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses. On September 6, 2018, the Peritus High Yield ETF was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”) and is classified as a diversified investment company under the 1940 Act. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among Sub-Advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s Sub-Advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“Whitestar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. The Fund may also invest in equity securities that MacKay Shields believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, corporate bonds, common stocks, term loans, repurchase agreements, foreign bonds and mutual funds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

The following is a summary of the valuations as of December 31, 2019 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3*	Total
Investments(1)
Corporate Bonds	$—	$70,560,285	$—	$70,560,285
Term Loans	—	24,817,402	—	24,817,402
Foreign Bonds	—	24,451,243	—	24,451,243
Common Stocks	3,054,506	—	—	3,054,506
Short-Term Investments	1,676,455	—	—	1,676,455
Total	$4,730,961	$119,828,930	$—	$124,559,891

*   The Fund did not hold any Level 3 securities at period end. During the period, the Fund sold a Level 3 Security for $2 per share that was valued in the prior annual report at zero, which produced proceeds of $151,310 and a realized loss of $1,871,297.

(1)  For a detailed break-out of investments by corporate bonds, term loans, foreign bonds, common stocks, and short-term investments, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of December 31, 2019, the Fund had $0 in unfunded domestic loan commitments.

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of purchases and sales of securities by the Sub-Advisers and regular review of the Sub-Advisers’ performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Investment Sub-Advisory Agreement

The Adviser and Sub-Advisers have entered into investment subadvisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund on April 15, 2019 with MacKay Shields and on August 19, 2019 with WhiteStar. Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily net assets of the Fund.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2019 were as follows:

Fund	Purchases	Sales
High Yield ETF	$73,411,342	$70,361,425

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended December 31, 2019 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
High Yield ETF	$—	$10,627,804	$(612,981)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Bank Loans Risk: Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit Risk: The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk: The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk: Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

High-Yield Risk: High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk: The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to their net asset value NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

LIBOR Phaseout Risk: The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2019 (Unaudited)

for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Management Risk: The Sub-Advisers continuously evaluate the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the shares of the Fund are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the fund inadvisable.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended June 30, 2019 and June 30, 2018, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
High Yield ETF
June 30, 2019	$12,140,153	$—	$12,140,153
June 30, 2018	$11,717,791	$—	$11,717,791

As of the tax year ended June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
High Yield ETF	$332,844	$—	$(184,166,974)	$(5,513,655)	$(189,347,785)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2019 (Unaudited)

At December 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield ETF	$130,102,536	$2,549,982	$(8,092,627)	$(5,542,645)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended June 30, 2019, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
High Yield ETF	$97,621,379	$86,545,595	$184,166,974

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	December 31, 2019 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – not the Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	7/1/19	12/31/19		7/1/19 – 12/31/19
High Yield ETF	$1,000.00	$1,014.00	1.25%	$6.33
Hypothetical (5% annual return before expenses)*
High Yield ETF	$1,000.00	$1,018.85	1.25%	$6.34

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	December 31, 2019 (Unaudited)

Trademark License/Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s NAV can be found on the Fund’s website at www.hyldetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Advisers:

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

WhiteStar Asset Management LLC
300 Crescent Court, Suite 200
Dallas, TX 75201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC website at www.sec.gov or by calling collect (844) 428-3525.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (844) 428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 21, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	February 21, 2020